Trade and Other Payables	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables

	JPY (millions) As of March 31
	2022	2023
Trade payables	¥295,934	¥307,453
Other payables	220,364	341,780
Total	¥516,297	¥649,233